Depreciation, Amortization And Asset Removal Costs	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation, Amortization And Asset Removal Costs
DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2019	2018
Depreciation of property, plant and equipment	664	647
Amortization of intangible assets	81	71
Amortization of regulatory assets	25	22
Depreciation and amortization	770	740
Asset removal costs	101	90
	871	830